Note 14 - Financial assets at amortised cost- Loans and advances to central banks and credit institutions (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Loans And Receivables Credit Institutions Line Items
Loans and advances to central banks	€ 3,941	€ 7,300	€ 8,894
Loans and advances to banks	9,163	26,261	31,373
Reverse Repurchase Agreements [Member]
Disclosure Of Loans And Receivables Credit Institutions Line Items
Loans and advances to banks	478	13,861	15,561
Total [Member]
Disclosure Of Loans And Receivables Credit Institutions Line Items
Loans and advances to central banks	3,941	7,300	8,894
Loans and advances to banks	9,163	26,261	31,373
Total loans and advances to banks and credit institutions	13,104	33,561	40,267
Other Accounts [Member]
Disclosure Of Loans And Receivables Credit Institutions Line Items
Loans and advances to banks	8,685	12,400	15,812
Impairment losses valuation adjustments [Member]
Disclosure Of Loans And Receivables Credit Institutions Line Items
Total loans and advances to banks and credit institutions	€ (18)	€ (36)	€ (43)